Selling, general and administrative expenses (Tables)	12 Months Ended
Jun. 30, 2026
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year ended June 30,
(in € thousands)	2024	2025	2026
Personnel-related expenses	(126,366)	(173,824)	(399,632)
Rental and other facility-related expenses	(5,934)	(13,918)	(47,616)
IT expenses	(8,409)	(27,973)	(96,745)
Insurances and fees	(1,901)	(2,945)	(7,730)
Travel costs	(3,501)	(5,859)	(9,038)
Consulting and other services	(6,815)	(46,070)	(31,843)
Other	(6,366)	(7,503)	(12,320)
Total Selling, general and administrative expenses	(159,292)	(278,092)	(604,922)